UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
           --------------------------------------------------
Address:   Times Square Tower
           --------------------------------------------------
           7 Times Square, Suite 3505
           --------------------------------------------------
           New York, NY 10036
           --------------------------------------------------

Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York              11/14/07
       -------------------------    ---------------------------     ---------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

















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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $540,761
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                                               VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCURIDE CORP                  COM                004398103     2,422     200,000  SH   CALL                        200,000
AEP INDS INC                   COM                001031103    19,317     456,240  SH                               456,240
BASIC ENERGY SVCS INC NEW      COM                06985P100     3,889     185,000  SH                               185,000
COMCAST CORP NEW               CL A               20030N101    24,180   1,000,000  SH   CALL                      1,000,000
DELTA AIR LINES INC DEL        COM NEW            247361702     5,152     287,000  SH                               287,000
DOMTAR CORP                    COM                257559104     9,020   1,100,000  SH                             1,100,000
GENERAL MTRS CORP              COM                370442105    18,350     500,000  SH   CALL                        500,000
GENERAL MTRS CORP              COM                370442105    55,050   1,500,000  SH   CALL                      1,500,000
GENTEK INC                     COM NEW            37245X203    14,550     483,699  SH                               483,699
GEOMET INC DEL                 COM                37250U201     4,395     863,539  SH                               863,539
GOODRICH CORP                  COM                382388106    34,115     500,000  SH   CALL                        500,000
GOODYEAR TIRE & RUBR CO        COM                382550101     6,082     200,000  SH   CALL                        200,000
GOODYEAR TIRE & RUBR CO        COM                382550101     8,384     275,700  SH   CALL                        275,700
GOODYEAR TIRE & RUBR CO        COM                382550101    15,205     500,000  SH   CALL                        500,000
GOODYEAR TIRE & RUBR CO        COM                382550101    15,205     500,000  SH   CALL                        500,000
GOODYEAR TIRE & RUBR CO        COM                382550101    17,486     575,000  SH                               575,000
GRAPHIC PACKAGING CORP DEL     COM                388688103    28,779   6,367,100  SH                             6,367,100
HORNBECK OFFSHORE SVCS INC N   COM                440543106    10,214     278,300  SH                               278,300
HORSEHEAD HLDG CORP            COM                440694305    10,089     450,000  SH                               450,000
KAPSTONE PAPER & PACKAGING C   COM                48562P103     3,590     500,000  SH                               500,000
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200   48562P111       678     300,000  SH                               300,000
MEDIACOM COMMUNICATIONS CORP   CL A               58446K105     4,644     658,744  SH                               658,744
NRG ENERGY INC                 COM NEW            629377508     7,401     175,000  SH                               175,000
PACCAR INC                     COM                693718108     8,525     150,000  SH   PUT                         150,000
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605    25,740     750,000  SH   PUT                         750,000
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605    25,740     750,000  SH   PUT                         750,000
TERRA INDS INC                 COM                880915103    15,630     500,000  SH   PUT                         500,000
TERRA INDS INC                 COM                880915103    31,260   1,000,000  SH   CALL                      1,000,000
TERRA INDS INC                 COM                880915103    15,630     500,000  SH   CALL                        500,000
UNITED STATES NATL GAS FUND    UNIT               912318102    28,904     462,100  SH   PUT                         462,100
WEYERHAEUSER CO                COM                962166104    45,188     625,000  SH   CALL                        625,000
WEYERHAEUSER CO                COM                962166104    21,690     300,000  SH   CALL                        300,000
WILLIAMS COS INC DEL           COM                969457100     4,258     125,000  SH                               125,000

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